Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2021	2022
	$	$
Raw materials	7,714	5,779
Work in process	1,198	301
Finished goods	103	79
	9,015	6,159
Less: provision	(2,255)	(1,924)

Inventories, net	6,760	4,235